Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarizes the Company's segment information and the consolidated totals reported (in thousands):

As of and for the Year Ended December 31, 2024	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,527,035	$7,801	$1,534,836
Less:
Depreciation and amortization	540,646	822	541,468
Interest and debt expense	259,236	705	259,941
Storage and handling	51,765	—	51,765
Repair costs	9,045	—	9,045
Other operating expenses	5,579	—	5,579
Administrative expenses(1)	90,130	1,071	91,201
Other (income)expenses(2)	(1,609)	—	(1,609)
Leasing margin	$572,243	$5,203	$577,446
Net trading margin	—	4,296	4,296
Net gain (loss) on sale of leasing equipment	12,369	—	12,369
Transaction and other costs			(26,986)
Other costs (income)(3)			(127)
Income (loss) before income taxes			$566,998
Total assets	11,038,251	65,152	11,103,403
Purchases of leasing equipment and investments in finance leases(4)	$929,449	$—	$929,449

As of and for the Year Ended December 31, 2023	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,537,351	$6,441	$1,543,792
Less:
Depreciation and amortization	574,767	784	575,551
Interest and debt expense	239,844	994	240,838
Storage and handling	78,608	—	78,608
Repair costs	14,811	—	14,811
Other operating expenses	8,133	—	8,133
Administrative expenses(1)	86,774	2,065	88,839
Other (income)expenses(2)	(4,012)	—	(4,012)
Leasing margin	$538,426	$2,598	$541,024
Net trading margin	—	7,899	7,899
Net gain (loss) on sale of leasing equipment	58,615	—	58,615
Transaction and other costs			(79,000)
Other costs (income)(3)			15
Income (loss) before income taxes			$528,553
Total assets	11,164,052	68,816	11,232,868
Purchases of leasing equipment and investments in finance leases(4)	$208,242	$—	$208,242

As of and for the Year Ended December 31, 2022	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,665,880	$13,806	$1,679,686
Less:
Depreciation and amortization	634,090	747	634,837
Interest and debt expense	224,470	1,621	226,091
Storage and handling	22,990	—	22,990
Repair costs	13,485	—	13,485
Other operating expenses	5,906	—	5,906
Administrative expenses(1)	91,091	1,920	93,011
Other (income)expenses(2)	(4,284)	—	(4,284)
Leasing margin	$678,132	$9,518	$687,650
Net trading margin	—	16,004	16,004
Net gain (loss) on sale of leasing equipment	115,665	—	115,665
Transaction and other costs	—	—	—
Other costs (income)(3)			(1,590)
Income (loss) before income taxes			$817,729
Total assets	12,010,654	98,604	12,109,258
Purchases of leasing equipment and investments in finance leases(4)	$943,062	$—	$943,062

(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts.
(3)    Other non-allocated costs (income) include unrealized gains or losses on derivative instruments and debt termination expense.
(4)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

Geographic allocation of revenues for the periods indicated based on the customers primary domicile and allocates equipment trading revenue based on the location of sale
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Year Ended December 31,
	2024	2023	2022
Total leasing revenues:
Asia	$559,938	$529,150	$602,985
Europe	820,633	822,902	876,691
Americas	89,075	132,930	142,822
Bermuda	4,335	4,203	3,135
Other International	60,855	54,607	54,053
Total	$1,534,836	$1,543,792	$1,679,686
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Year Ended December 31,
	2024	2023	2022
Total equipment trading revenues:
Asia	$14,367	$32,673	$71,739
Europe	9,716	19,978	27,620
Americas	15,824	23,897	43,120
Bermuda	—	—	—
Other International	8,730	19,450	5,395
Total	$48,637	$95,998	$147,874